Segment information	12 Months Ended
Dec. 31, 2021
General Information and Statement of IFRS Compliance [Abstract]
Segment information
2. Segment information
The Group is a leading worldwide creative transformation organisation offering national and multinational clients a comprehensive range of communications, experience, commerce and technology services. Substantially all of the Group’s revenue is from contracts with customers.
Reportable segments
The Group is organised into three reportable segments – Global Integrated Agencies, Public Relations and Specialist Agencies.

IFRS 8 Operating Segments requires operating segments to be identified on the same basis as is used internally for the review of performance and allocation of resources by the Group’s Chief Executive Officer (the Chief Operating Decision Maker). Provided certain quantitative and qualitative criteria are fulfilled, IFRS 8 permits aggregation of these components into reportable segments for the purposes of disclosure in the Group’s financial statements. In assessing the Group’s reportable segments, the Directors have had regard to the similar economic characteristics of certain operating segments, their shared client bases, the similar nature of their products or services and their long-term margins, amongst other factors.

During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, to bring Geometry and GTB into VMLY&R and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figures have been re-presented to reflect these changes.

Reported contributions were as follows:

Continuing operations – Income statement	Revenue[1]	Revenue less pass-through costs[2]	Headline operating profit[3]
	£m	£m	£m
2021
Global Integrated Agencies	10,836.3	8,638.7	1,215.5
Public Relations	959.0	909.7	143.1
Specialist Agencies	1,005.8	848.8	134.9
	12,801.1		1,493.5
2020[4]
Global Integrated Agencies	10,265.5	8,194.2	1,059.9
Public Relations	892.9	854.4	141.3
Specialist Agencies	844.4	713.4	59.3
	12,002.8		1,260.5
2019[4]
Global Integrated Agencies	11,269.2	9,090.4	1,358.6
Public Relations	956.5	898.0	140.6
Specialist Agencies	1,008.4	858.1	61.4
	13,234.1		1,560.6
Notes
[1]Intersegment sales have not been separately disclosed as they are not material.
[2]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
3A reconciliation from operating profit to headline operating profit is provided in note 31.
[4]Prior year figures have been re-presented to reflect the changes to segments described above.

Continuing operations – Other information	Share-based payments	Capital additions[1]	Depreciation and amortisation[2]	Goodwill impairment	Share of results of associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2021
Global Integrated Agencies	92.3	252.7	372.8	—	22.7	115.2
Public Relations	4.8	17.9	28.1	—	1.7	8.0
Specialist Agencies[3]	2.5	22.5	43.1	1.8	(0.6)	289.7
	99.6	293.1	444.0	1.8	23.8	412.9
2020[4]
Global Integrated Agencies	61.3	234.2	449.7	2,355.1	19.0	158.4
Public Relations	8.0	15.5	32.8	161.5	1.3	6.4
Specialist Agencies[3]	5.1	22.9	59.4	306.3	(156.3)	165.9
	74.4	272.6	541.9	2,822.9	(136.0)	330.7
2019[4]
Global Integrated Agencies	57.2	284.5	424.6	4.8	16.8	164.6
Public Relations	4.6	17.5	31.5	—	(0.3)	5.5
Specialist Agencies[3]	4.2	27.8	52.2	42.9	(1.8)	642.9
	66.0	329.8	508.3	47.7	14.7	813.0
Notes
[1]Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[2]Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
[3]Specialist Agencies includes the Kantar associates and amounts previously reported under the Data Investment Management segment.
[4]Prior year figures have been re-presented to reflect the changes to segments described above.
Contributions by geographical area were as follows:

	2021	2020	2019
Continuing operations	£m	£m	£m
Revenue[1]
North America[2]	4,494.2	4,464.9	4,854.7
United Kingdom	1,866.9	1,637.0	1,797.1
Western Continental Europe	2,786.3	2,441.6	2,628.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,653.7	3,459.3	3,953.5
	12,801.1	12,002.8	13,234.1
Revenue less pass-through costs[3]
North America[2]	3,849.2	3,743.4	4,034.3
United Kingdom	1,414.3	1,233.8	1,390.1
Western Continental Europe	2,225.4	2,019.4	2,176.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,908.3	2,765.4	3,245.7

Headline operating profit[4]
North America[2]	655.7	611.9	662.0
United Kingdom	180.9	137.7	188.5
Western Continental Europe	288.6	198.7	261.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	368.3	312.2	448.6
	1,493.5	1,260.5	1,560.6
Notes
[1]Intersegment sales have not been separately disclosed as they are not material.
[2]North America includes the United States with revenue of £4,220.8 million (2020: £4,216.1 million, 2019: £4,576.5 million), revenue less pass-through costs of £3,597.4 million (2020: £3,524.8 million, 2019: £3,806.3 million) and headline operating profit of £615.2 million (2020: £563.7 million, 2019: £620.6 million).
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
4A reconciliation from operating profit to headline operating profit is provided in note 31.

	2021	2020
Continuing operations	£m	£m
Non-current assets[1]
North America[2]	5,075.4	4,962.1
United Kingdom	1,565.4	1,488.7
Western Continental Europe	2,618.8	2,745.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,933.6	2,767.1
	12,193.2	11,962.9
Notes
[1]Non-current assets excluding financial instruments and deferred tax.
2North America includes the United States with non-current assets of £4,730.1 million (2020: £4,609.0 million).